PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

The carrying value of property and equipment included the following changes for the years ended December 31, 2024, 2023 and 2022:

In Thousands of US Dollars
	Laboratory Equipment	Computer Equipment	Office Equipment	Total
Cost
Balance at January 1, 2022	$418	$59	$116	$593
Additions	-	-	-	-
Disposals	-	-	-	-
Balance at December 31, 2022	418	$59	$116	$593
Additions	-	3	-	3
Disposals	-	-	-	-
Balance at December 31, 2023	418	$62	$116	$596
Additions	-	-	-	-
Disposals	-	-	-	-
Balance at December 31, 2024	$418	$62	$116	$596

Accumulated depreciation
Balance at January1, 2022	418	48	105	$571
Depreciation for the year	-	5	7	12
Disposals	-	-	-	-
Balance at December 31, 2022	$418	$53	$112	$583
Depreciation for the year	-	7	4	11
Disposals	-	-	-	-
Balance at December 31, 2023	418	$60	$116	$594
Depreciation for the year	-	1	-	1
Disposals	-	-	-	-
Balance at December 31, 2024	$418	$61	$116	$595
Carrying amounts
At December 31, 2022	$-	$6	$4	$10
At December 31, 2023	$-	$2	$-	$2
At December 31, 2024	$-	$1	$-	$1

The depreciation expense of property and equipment amounts to $ 1,273, $10,744, and $11,784 for the years ended December 31, 2024, 2023 and 2022, respectively.